Deferred share units (DSUs) (Schedule of Deferred Share Units) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred share units [Abstract]
Opening balance	223,604	186,330
Granted	137,361	97,072
Redeemed		(59,798)
Closing balance	360,965	223,604